Allowance for Loan Losses and Credit Quality Disclosures (Troubled Debt Restructurings) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) loan	Mar. 31, 2016 loan	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | loan	1	0
Pre-Modification Outstanding Recorded Investment	$ 2,300
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract			1	1
Pre-Modification Outstanding Recorded Investment			$ 458	$ 288
Post-Modification Outstanding Recorded Investment			$ 458	$ 288